Payments, by Category - USD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 136,660,000	$ 33,940,000	$ 29,440,000	$ 16,680,000	$ 7,760,000	$ 224,480,000